Revenue - Additional information (Details) £ in Thousands, $ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 USD ($)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)	Sep. 30, 2024 GBP (£)	Sep. 30, 2023 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			£ 4,930	£ 8,882	£ 14,639	£ 17,649
BMS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic research collaboration, up-front cash payment				£ 6,859
Sanofi
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from strategic research collaboration, milestone payments	£ 11,422	$ 15
Millennium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue					£ 1,000